SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
ASSETS
Total assets		$ 68,200	$ 77,480
Current liabilities:
Accounts payable-intercompany		7,008	7,959
Total current liabilities		21,528	23,388
Total liabilities		22,974	26,097
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,413 and 10,370 shares issued at December 31, 2024 and December 31, 2023, respectively; 9,157 and 9,114 shares outstanding at December 31, 2024 and December 31, 2023, respectively	[1]	156	123
Additional paid-in capital		1,267,826	1,267,742
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2024 and December 31, 2023, respectively	[1]	(12,335)	(12,335)
Accumulated deficit		(1,259,428)	(1,255,060)
Accumulated other comprehensive income		49,007	50,913
Total shareholders' equity		45,226	51,383
Total liabilities and shareholders' equity		68,200	77,480
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries		59,903	66,117
Total assets		59,903	66,117
Current liabilities:
Accounts payable-intercompany		14,677	14,734
Total current liabilities		14,677	14,734
Total liabilities		14,677	14,734
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,413 and 10,370 shares issued at December 31, 2024 and December 31, 2023, respectively; 9,157 and 9,114 shares outstanding at December 31, 2024 and December 31, 2023, respectively	[2]	156	123
Additional paid-in capital		1,267,826	1,267,742
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2024 and December 31, 2023, respectively	[2]	(12,335)	(12,335)
Accumulated deficit		(1,259,428)	(1,255,060)
Accumulated other comprehensive income		49,007	50,913
Total shareholders' equity		45,226	51,383
Total liabilities and shareholders' equity		$ 59,903	$ 66,117

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.
[2]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.